Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Details Narrative
Administrative Service Charges	$ 0	$ 3,581	$ 9,364
Accrued director fees	$ 1,450	$ 0	$ 124